Significant Accounting Policies (Details) (KRW) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2013	Dec. 31, 2014	Oct. 31, 2010	Aug. 31, 2012
Gravity Interactive, Inc.
Subsidiary or Equity Method Investee
Percentage of Ownership		100.00%
Gravity Entertainment Corporation
Subsidiary or Equity Method Investee
Percentage of Ownership		100.00%
NeoCyon, Inc.
Subsidiary or Equity Method Investee
Percentage of Ownership		96.11%
Gravity Middle East & Africa FZ-LLC
Subsidiary or Equity Method Investee
Percentage of Ownership		100.00%
Gravity Games Corporation
Subsidiary or Equity Method Investee
Percentage of Ownership		85.50%
Percentage of Ownership	34.67%		50.83%
Changes in ownership interest in subsidiaries	319
Gravity CIS Co., Ltd.
Subsidiary or Equity Method Investee
Percentage of ownership interest surrendered				100.00%
Gravity RUS Co., Ltd.
Subsidiary or Equity Method Investee
Percentage of ownership interest surrendered				99.99%